Derivatives, Gains (Losses) Recognized on Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Loans	$ 57,155	$ 37,715	$ 28,634
Other interest income	10,810	3,308	334
Long-term debt	(11,572)	(5,505)	(3,173)
Total recorded in OCI, Derivative gains (losses)	545	(1,448)	212
Derivatives (Textual) [Abstract]
Deferred net gains (losses) on derivatives in other comprehensive income	$ (698)
Maximum length of time hedged in cash flow hedge	9 years
Cash flow hedging [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	$ 724	6	143
Net unrealized gains (losses) (pre-tax) recognized in OCI	(201)	(1,541)	(12)
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax	523	(1,535)	131
Cash flow hedging [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	716	(4)	137
Net unrealized gains (losses) (pre-tax) recognized in OCI	(201)	(1,524)	7
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax	515	(1,528)	144
Cash flow hedging [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	8	10	6
Net unrealized gains (losses) (pre-tax) recognized in OCI	0	(17)	(19)
Other comprehensive income (loss), cash flow hedge, gain (loss), after reclassification, before tax	8	(7)	(13)
Cash flow hedging [Member] | Loans [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(267)	(20)	(137)
Cash flow hedging [Member] | Loans [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(267)	(20)	(137)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(267)	(20)	(137)
Cash flow hedging [Member] | Loans [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	0	0	0
Cash flow hedging [Member] | Other interest income [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(449)	24	0
Cash flow hedging [Member] | Other interest income [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(449)	24	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(449)	24	0
Cash flow hedging [Member] | Other interest income [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	0	0	0
Cash flow hedging [Member] | Long-term debt [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(8)	(10)	(6)
Cash flow hedging [Member] | Long-term debt [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	0
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	0	0	0
Cash flow hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(8)	(10)	(6)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(8)	(10)	(6)
Cash flow hedging [Member] | Derivative gains (losses) [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(724)	(6)	(143)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(716)	4	(137)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	(716)	4	(137)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(8)	(10)	(6)
Total gain (loss) (pre-tax) on cash flow hedges recognized in earnings	$ (8)	$ (10)	$ (6)